                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA One-Year Fixed Income Portfolio
                          (Institutional Class Shares)
                   DFA Two-Year Global Fixed Income Portfolio
                          (Institutional Class Shares)

                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 28, 2009

This Supplement  describes certain technical changes that have been made to your investment in the DFA One-Year  Fixed Income  Portfolio  and/or the DFA Two-Year
Global Fixed Income  Portfolio.  These  changes did not affect the value of your investment.

On October 23, 2009,  each of the DFA One-Year Fixed Income and the DFA Two-Year
Global Fixed Income Portfolios (each a "Portfolio") of DFA Investment Dimensions
Group  Inc.   ("DFAIDG")   simplified  its  operations  by   discontinuing   the
master-feeder  structure  and  no  longer  investing  all  of  its  assets  in a corresponding series (each a "Master Fund") of The DFA Investment Trust Company.
Instead,  each  Portfolio  now purchases  portfolio  securities  directly.  Each
Portfolio  has  acquired  the  portfolio  securities   previously  held  by  its
corresponding Master Fund. The prior master-feeder structure is shown below:

------------------------------------- ------------------------------------
Portfolio                             Corresponding Master Fund
------------------------------------- ------------------------------------
DFA One-Year Fixed Income Portfolio   The DFA One-Year Fixed Income Series
------------------------------------- ------------------------------------
DFA Two-Year Global Fixed Income      The DFA Two-Year Global Fixed Income
Portfolio                             Series
------------------------------------- ------------------------------------

As a  consequence  of  these  changes,  the  following  changes  are made to the
Prospectus:

(i)  All  references  in  the   Prospectus  to  the  Portfolios   being  "Feeder
     Portfolios"  that  utilize the  master-feeder  structure  are  deleted.  In addition,  references  to  "The  DFA  One-Year  Fixed  Income  Series"  and
     "One-Year Fixed Income Series" are replaced with "DFA One-Year Fixed Income
     Portfolio" and references to "The DFA Two-Year  Global Fixed Income Series"
     and "Two-Year  Global Fixed Income  Series" are replaced with "DFA Two-Year
     Global Fixed Income Portfolio."

(ii) The second  bullet  point  under the heading  "DFA  One-Year  Fixed  Income
     Portfolio" on page 8 of the Prospectus is deleted, and replaced as follows:

     o    Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of high  quality  fixed income  securities  with an average maturity of one year or less. The Portfolio may, however, take a large position in higher yielding  securities  maturing within two years. It also intends to concentrate  investments in the banking industry under certain conditions.

(iii) The second  bullet  point under the heading  "DFA  Two-Year  Global  Fixed
     Income  Portfolio" on page 9 of the Prospectus is deleted,  and replaced as follows:

     o    Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt  securities  maturing in two years or less. These debt securities may include U.S. government securities, high quality  U.S.  corporate  securities  and  currency-hedged  fixed income instruments of foreign  governments,  foreign  corporations and supranational organizations (e.g., the World Bank). The Portfolio also plans to invest  significantly  in the banking  industry if particular conditions occur. The Portfolio hedges foreign currency risks.

(iv) Under the heading "Risks of Banking Concentration" on page 14:

     a)   references  to "The DFA  One-Year  Fixed  Income  Series" and "The DFA
          Two-Year  Global  Fixed  Income  Series"  in the  first  sentence  are replaced with "the DFA One-Year  Fixed Income  Portfolio" and the "DFA
          Two-Year Global Fixed Income Portfolio," respectively; and

     b)   the second sentence is deleted and replaced with the following:

               Focus on the banking  industry would link the  performance of the
               DFA  Selectively  Hedged  Global  Fixed  Income  Portfolio,   DFA
               One-Year Fixed Income  Portfolio  and/or the DFA Two-Year  Global
               Fixed  Income  Portfolio  to  changes in the  performance  of the banking industry generally.

(v)  Under the heading  "Portfolio  Turnover" on page 16, references to the "DFA
     One-Year Fixed Income Series" and "DFA Two-Year Global Fixed Income Series"
     are  replaced  with the "DFA  One-Year  Fixed  Income  Portfolio"  and "DFA
     Two-Year Global Fixed Income Portfolio," respectively.

(vi) The  following  disclosure  is  added  to  footnote  (1) on  page 30 of the
     Prospectus:

(vii) With respect to the DFA One-Year  Fixed Income  Portfolio and DFA Two-Year
     Global Fixed Income  Portfolio,  the  information in the table reflects the fees and  expenses of each  Portfolio  when it operated in a  master-feeder
     structure.   Effective   October  23,  2009,  each  Portfolio  changed  its
     investment structure to a stand-alone  investment  structure.  The fees and expenses of each Portfolio  would not have exceeded those  disclosed in the table if the  stand-alone  investment  structure  had been utilized for the fiscal period ended October 31, 2008.

(viii) Under the heading "DFA One-Year Fixed Income Portfolio" on page 66 of the
     Prospectus:

     a)   the second sentence is deleted;

     b)   references to the "One-Year  Fixed Income  Series" and the "Series" in
          this  section  are  replaced  with  the  "DFA  One-Year  Fixed  Income
          Portfolio;"  and

     c)   the sixth sentence is deleted and replaced as follows:

               If  the  DFA  One-Year  Fixed  Income   Portfolio   changes  this
               investment  policy,  the Portfolio  will notify  shareholders  at least 60 days before the change,  and will change the name of the
               Portfolio.

(ix) Under the heading "DFA  Two-Year  Global Fixed Income  Portfolio"  on pages
     66-67 of the Prospectus:

     a)   the second and third sentences of the first paragraph are deleted;

     b)   references  to the  "Two-Year  Global  Fixed  Income  Series"  and the
          "Series" in the section are  replaced  with the "DFA  Two-Year  Global
          Fixed Income Portfolio;" and

     c)   the first and second sentences of the second paragraph are deleted and replaced as follows:

               As a non-fundamental policy, under normal circumstances,  the DFA
               Two-Year  Global Fixed Income  Portfolio will invest at least 80%
               of its net assets in fixed income  securities  that mature within two years from the date of settlement. If the DFA Two-Year Global
               Fixed  Income  Portfolio  changes  this  investment  policy,  the
               Portfolio  will notify  shareholders  at least 60 days before the change, and will change the name of the Portfolio.

(x)  Under the  headings (a)  "Description  of  Investments  of the Fixed Income
     Portfolios  and  Series  Other  than  the  DFA  Short-Term  Municipal  Bond
     Portfolio and DFA California Short-Term Municipal Bond Portfolio" (on pages
     70-71);  (b)  "Investments in the Banking  Industry" (on pages 71-72);  (c)
     "Portfolio   Strategy"  (on  page  72);  (d)  "Investment   Objectives  and
     Strategies  of the  Allocation  Portfolios"  (on page 74-77);  and (e) "Net
     Asset Value" (on pages 93-94), references to the "DFA One-Year Fixed Income
     Series"  and the  "One-Year  Fixed  Income  Series" are  replaced  with the
     "One-Year Fixed Income Portfolio" and the "DFA Two-Year Global Fixed Income
     Series" and the "Two-Year  Global Fixed Income Series are replaced with the
     "Two-Year Global Fixed Income Portfolio."

                The date of this Supplement is October 23, 2009.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA One-Year Fixed Income Portfolio
                         (Class R1 and Class R2 Shares)
                   DFA Two-Year Global Fixed Income Portfolio
                         (Class R1 and Class R2 Shares)

                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 28, 2009

This Supplement  describes certain technical changes that have been made to your investment in the DFA One-Year  Fixed Income  Portfolio  and/or the DFA Two-Year
Global Fixed Income  Portfolio.  These  changes did not affect the value of your investment.

On October 23, 2009,  each of the DFA One-Year Fixed Income and the DFA Two-Year
Global Fixed Income Portfolios (each a "Portfolio") of DFA Investment Dimensions
Group  Inc.   ("DFAIDG")   simplified  its  operations  by   discontinuing   the
master-feeder  structure  and  no  longer  investing  all  of  its  assets  in a corresponding series (each a "Master Fund") of The DFA Investment Trust Company.
Instead,  each  Portfolio  now purchases  portfolio  securities  directly.  Each
Portfolio  has  acquired  the  portfolio  securities   previously  held  by  its
corresponding Master Fund. The prior master-feeder structure is shown below:

------------------------------------- ------------------------------------
Portfolio                             Corresponding Master Fund
------------------------------------- ------------------------------------
DFA One-Year Fixed Income Portfolio   The DFA One-Year Fixed Income Series
------------------------------------- ------------------------------------
DFA Two-Year Global Fixed Income      The DFA Two-Year Global Fixed Income
Portfolio                             Series
------------------------------------- ------------------------------------

As a  consequence  of  these  changes,  the  following  changes  are made to the
Prospectus:

     (i)  All  references  in the  Prospectus  to the  Portfolios  being "Feeder
          Portfolios" that utilize the master-feeder  structure are deleted.  In addition,  references  to "The DFA One-Year  Fixed Income  Series" and
          "One-Year  Fixed Income  Series" are replaced with "DFA One-Year Fixed
          Income  Portfolio"  and  references to "The DFA Two-Year  Global Fixed
          Income Series" and "Two-Year  Global Fixed Income Series" are replaced with "DFA Two-Year Global Fixed Income Portfolio."

     (ii) The second bullet point under the heading "DFA  One-Year  Fixed Income
          Portfolio"  on page 6 of the  Prospectus  is deleted,  and replaced as follows:

          o    Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of high quality fixed income  securities  with an average maturity of one year or less. The Portfolio may, however, take a large  position  in higher  yielding  securities  maturing within two years.  It also intends to concentrate  investments in the banking industry under certain conditions.

(iii) The second  bullet  point under the heading  "DFA  Two-Year  Global  Fixed
     Income  Portfolio" on page 6 of the Prospectus is deleted,  and replaced as follows:

     o    Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt  securities  maturing in two years or less. These debt securities may include U.S. government securities, high quality  U.S.  corporate  securities  and  currency-hedged  fixed income instruments of foreign  governments,  foreign  corporations and supranational organizations (e.g., the World Bank). The Portfolio also plans to invest  significantly  in the banking  industry if particular conditions occur. The Portfolio hedges foreign currency risks.

(iv) Under the heading "Risks of Banking Concentration" on page 10:

     a)   references  to "The DFA  One-Year  Fixed  Income  Series" and "The DFA
          Two-Year  Global  Fixed  Income  Series"  in the  first  sentence  are replaced with "the DFA One-Year  Fixed Income  Portfolio" and the "DFA
          Two-Year Global Fixed Income Portfolio," respectively; and

     b)   the second sentence is deleted and replaced with the following:

               Focus on the banking  industry would link the  performance of the
               DFA  One-Year  Fixed  Income  Portfolio  and/or the DFA  Two-Year
               Global Fixed Income  Portfolio to changes in the  performance  of the banking industry generally.

(v)  Under the heading  "Portfolio  Turnover" on page 12, references to the "DFA
     One-Year Fixed Income Series" and "DFA Two-Year Global Fixed Income Series"
     are  replaced  with the "DFA  One-Year  Fixed  Income  Portfolio"  and "DFA
     Two-Year Global Fixed Income Portfolio," respectively.

(vi) The  following  disclosure  is  added  to  footnote  (1) on  page 29 of the
     Prospectus:

          With  respect  to the DFA  One-Year  Fixed  Income  Portfolio  and DFA
          Two-Year Global Fixed Income  Portfolio,  the information in the table reflects the fees and expenses of each Portfolio when it operated in a master-feeder  structure.  Effective  October 23, 2009, each Portfolio
          changed  its   investment   structure  to  a  stand-alone   investment
          structure.  The fees and  expenses  of each  Portfolio  would not have exceeded those  disclosed in the table if the  stand-alone  investment structure  had been  utilized for the fiscal  period ended October 31,
          2008.

(vii) Under the heading "DFA One-Year Fixed Income  Portfolio" on page 60 of the
     Prospectus:

     a)   the second sentence is deleted;

     b)   references to the "One-Year  Fixed Income  Series" and the "Series" in
          this  section  are  replaced  with  the  "DFA  One-Year  Fixed  Income
          Portfolio;" and

     c)   the sixth sentence is deleted and replaced as follows:

               If  the  DFA  One-Year  Fixed  Income   Portfolio   changes  this
               investment  policy,  the Portfolio  will notify  shareholders  at least 60 days before the change,  and will change the name of the
               Portfolio.

(viii) Under the heading "DFA Two-Year Global Fixed Income Portfolio" on page 60 of the Prospectus:

     a)   the second and third sentences of the first paragraph are deleted;

     b)   references  to the  "Two-Year  Global  Fixed  Income  Series"  and the
          "Series" in the section are  replaced  with the "DFA  Two-Year  Global
          Fixed Income Portfolio;" and

     c)   the first and second sentences of the second paragraph are deleted and replaced as follows:

               As a non-fundamental policy, under normal circumstances,  the DFA
               Two-Year  Global Fixed Income  Portfolio will invest at least 80%
               of its net assets in fixed income  securities  that mature within two years from the date of settlement. If the DFA Two-Year Global
               Fixed  Income  Portfolio  changes  this  investment  policy,  the
               Portfolio  will notify  shareholders  at least 60 days before the change, and will change the name of the Portfolio.

(ix) Under the  headings (a)  "Description  of  Investments  of the Fixed Income
     Portfolios and Series" (on pages 63-64);  (b)  "Investments  in the Banking
     Industry"  (on  page  64);  (c)  "Portfolio  Strategy"  (on page  64);  (d)
     "Investment  Objectives and Strategies of the  Allocation  Portfolios"  (on
     page 65);  and (e) "Net Asset Value" (on page 82),  references  to the "DFA
     One-Year  Fixed Income  Series" and the "One-Year  Fixed Income Series" are
     replaced with the "One-Year Fixed Income  Portfolio," and references to the
     "DFA Two-Year  Global Fixed Income  Series" and the "Two-Year  Global Fixed
     Income  Series"  are  replaced  with  the  "Two-Year  Global  Fixed  Income
     Portfolio."

                The date of this Supplement is October 23, 2009.